SUBSEQUENT EVENTS (Details Narrative) - shares	Jul. 16, 2024	Jun. 30, 2024	May 27, 2024	Apr. 09, 2024	Mar. 14, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued		11,023,480	450,000		116,666,667
Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				100,000
Consultant [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	28,000